Fixed Assets (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Fixed assets, gross	$ 1,941,813	$ 548,194
Accumulated depreciation and amortization	(56,726)	(390)
Fixed assets, net	1,885,087	547,804
Office equipment and computers [Member]
Fixed assets, gross	22,241	8,048
Furniture and Fixtures [Member]
Fixed assets, gross	20,621	0
Website development costs [Member]
Fixed assets, gross	$ 1,898,951	$ 540,146